Share-based compensation - Restricted stock units - Additional information (Details) ¥ in Thousands	1 Months Ended				4 Months Ended	12 Months Ended
	Apr. 30, 2024 shares	Jan. 31, 2024 shares	Aug. 31, 2021 shares	Jan. 31, 2021 CNY (¥)	Jul. 31, 2023 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 shares
Share-based compensation
Total income tax benefit recognized | ¥						¥ 0	¥ 0	¥ 0
Share Incentive Plan 2021
Share-based compensation
Contractual term						10 years
Vesting period						4 years
Share Incentive Plan 2021 | First anniversary
Share-based compensation
Percentage of RSU to be vested each year						25.00%
Share Incentive Plan 2021 | Second anniversary
Share-based compensation
Percentage of RSU to be vested each year	50.00%					25.00%
Share Incentive Plan 2021 | Third anniversary
Share-based compensation
Percentage of RSU to be vested each year	25.00%					25.00%
Share Incentive Plan 2021 | Fourth anniversary
Share-based compensation
Percentage of RSU to be vested each year	25.00%					25.00%
RSUs
Share-based compensation
Incremental share-based compensation | ¥				¥ 0
RSUs | Smart Share CGY Holding Limited
Share-based compensation
Common stock shares issued						44,841,250
Ordinary shares authorized						44,841,250
Percentage of RSU to be vested each year						25.00%
Vesting period						4 years
RSUs | Smart share brothers holding limited
Share-based compensation
Common stock shares issued						2,000,000
Ordinary shares authorized						2,000,000
Vested RSU | Smart Share CGY Holding Limited
Share-based compensation
Exchange ratio				1
Vested RSU | Smart share brothers holding limited
Share-based compensation
Exchange ratio				1
Unvested RSU | Smart Share CGY Holding Limited
Share-based compensation
Exchange ratio				1
Employee Stock Option
Share-based compensation
Granted	18,886,814	18,886,814	5,055,208		832,236	18,886,814	809,416	0	5,009,222